MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2021
MARKETABLE SECURITIES AND ACCRUED INTEREST
MARKETABLE SECURITIES AND ACCRUED INTEREST

NOTE 4:-     MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of available-for-sale marketable securities:

	December 31, 2021
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	losses	Value
Maturing between one to five years:
Corporate bonds	$87,690	$54	(1,248)	$86,496
Governmental bonds	2,848	—	(37)	2,811
Accrued interest	669	—	—	669

Balance as of December 31, 2021	$91,207	$54	$(1,285)	$89,976

	December 31, 2020
	Amortized	Unrealized	Unrealized	Fair
	cost	Gains	losses	Value
Maturing between one to five years:
Corporate bonds	$53,351	$508	(6)	$53,853
Governmental bonds	1,055	—	(13)	1,042
Accrued interest	449	—	—	449

Balance as of December 31, 2020	$54,855	$508	$(19)	$55,344

These investments were issued by highly rated corporations, ranged from BBB to A+. Accordingly, the securities were not settled at a price less than the amortized cost of the Group’s investment. On each reporting period, the Company evaluates whether declines in fair value below amortized cost are due to expected credit losses, as well as the ability and intent to hold the investment until a forecasted recovery occurs, in accordance with ASC 326.

Allowance for credit losses on of available-for-sale debt securities are recognized as a charge in financial expenses (income), net, in the consolidated statements of operations, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in shareholders’ equity. The Company has not recorded any credit losses for the year ended December 31, 2021.